Property and Equipment - Schedule of Property and Equipment and Related Accumulated Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment and Related Accumulated Depreciation [Line Items]
Cost, Balance at beginning of year	$ 1,086	$ 1,079	$ 1,071
Cost, Additions during year	525	33	6
Cost, Reductions during year	(71)
Cost, Foreign currency translation reserve	79	(26)	2
Cost, Balance at end of year	1,619	1,086	1,079
Accumulated depreciation, Balance at beginning of year	525	443	349
Accumulated depreciation, Additions during year	111	87	98
Accumulated depreciation, Reductions during year
Accumulated depreciation, Foreign currency translation reserve	54	(5)	(4)
Accumulated depreciation, Balance at end of year	690	525	443
Net book value, Balance at end of year	929	561	636
Land [Member]
Schedule of Property and Equipment and Related Accumulated Depreciation [Line Items]
Cost, Balance at beginning of year	71	87	77
Cost, Additions during year
Cost, Reductions during year	(71)
Cost, Foreign currency translation reserve		(16)	10
Cost, Balance at end of year		71	87
Accumulated depreciation, Balance at beginning of year
Accumulated depreciation, Additions during year
Accumulated depreciation, Reductions during year
Accumulated depreciation, Foreign currency translation reserve
Accumulated depreciation, Balance at end of year
Net book value, Balance at end of year		71	87
Plant and equipment [Member]
Schedule of Property and Equipment and Related Accumulated Depreciation [Line Items]
Cost, Balance at beginning of year	948	959	966
Cost, Additions during year	520
Cost, Reductions during year
Cost, Foreign currency translation reserve	69	(11)	(7)
Cost, Balance at end of year	1,537	948	959
Accumulated depreciation, Balance at beginning of year	493	418	326
Accumulated depreciation, Additions during year	98	80	95
Accumulated depreciation, Reductions during year
Accumulated depreciation, Foreign currency translation reserve	48	(5)	(3)
Accumulated depreciation, Balance at end of year	639	493	418
Net book value, Balance at end of year	898	455	541
Office equipment [Member]
Schedule of Property and Equipment and Related Accumulated Depreciation [Line Items]
Cost, Balance at beginning of year	67	33	28
Cost, Additions during year	5	33	6
Cost, Reductions during year
Cost, Foreign currency translation reserve	10	1	(1)
Cost, Balance at end of year	82	67	33
Accumulated depreciation, Balance at beginning of year	32	25	23
Accumulated depreciation, Additions during year	13	7	3
Accumulated depreciation, Reductions during year
Accumulated depreciation, Foreign currency translation reserve	6		(1)
Accumulated depreciation, Balance at end of year	51	32	25
Net book value, Balance at end of year	$ 31	$ 35	$ 8